Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies [Abstract]
Commitments and contingencies
1 6	Commitments and contingencies
As at December 31, 2021, the Company had the following commitments:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years

Lease commitments	$97	$97	$—	$—	$—
Under the terms of the Amended Sandstorm Agreement, the Company may be subject to a contingent liability if certain events occur (Note
9
).